EXPLORATION AND EVALUATION EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
EXPLORATION AND EVALUATION EXPENSES
Schedule of exploration and evaluation expenses

	December 31, 2022	December 31, 2021
	$	$
Wages and benefits	3,274	3,637
Share-based compensation	898	452
Engineering	162	1,856
Professional fees	554	190
Materials, consumables, and supplies	824	1,330
Maintenance & Subcontracting	1,252	1,454
Geology and drilling	31	143
Utilities	420	349
Depreciation and amortization	283	217
Other	95	213
Uatnan mining project	309	—
Grants	(37)	(36)
Tax credits	(638)	(1,443)
Exploration and evaluation expenses	7,427	8,362